ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Xueda Education Group (the “Company”) was incorporated under the laws of the Cayman Islands on April 24, 2009. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are primarily engaged in providing private personalized tutoring services for primary and secondary school students in the People’s Republic of China (“PRC”).

As of December 31, 2011, details of the Company’s subsidiaries and VIE and VIE’s significant subsidiaries were as follows:

		Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd.	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd.	Jul 13, 2009	PRC	0	%*

VIE’s subsidiaries:
Beijing Xuecheng Shidai Information Technology Co., Ltd.	Oct 28, 2009	PRC	0	%*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	0	%*
Changsha Xuezhi Information Technology Co., Ltd.	Nov 3, 2009	PRC	0	%*
Chengdu Xueda Information Technology Co., Ltd.	Nov 30, 2009	PRC	0	%*
Dalian Shahekou Xueda Education & Training School(1)	Mar 5, 2010	PRC	0	%*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	0	%*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 9, 2010	PRC	0	%*
Hefei Xueda Information Technology Co., Ltd.	Oct 12, 2009	PRC	0	%*
Jinan Xueda Education& Training School(1)	Dec 17, 2009	PRC	0	%*
Nanjing Xueda Education& Training School(1)	Sep 30, 2010	PRC	0	%*
Qingdao Xueda Pre-exam Tutoring School(1)	May 18, 2009	PRC	0	%*
Shaanxi Xueda Information Technology Co., Ltd.	Oct 29, 2009	PRC	0	%*
Shanghai Jinshan District Xueda
Education School of Continuing Studies(1)	Nov 1, 2010	PRC	0	%*
Shanghai Xueda Information Technology Co., Ltd.	Oct 20, 2009	PRC	0	%*
Shenyang Xueda Education& Training School(1)	Aug 10, 2010	PRC	0	%*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	0	%*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	0	%*
Taiyuan Xueda Education& Training School(1)	Dec 8, 2008	PRC	0	%*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	0	%*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	0	%*

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 These private schools are established and controlled by Beijing Xueda Information Technology Co., Ltd. or its subsidiaries. Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”. The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

History of the Group and corporate reorganization

The Group’s history began with the commencement of operation of Xueda Education Technology (Beijing) Co., Ltd. (“Xueda Technology”), a limited liability company incorporated by a group of individuals in the PRC in September 2001 to provide private personalized tutoring services for primary and secondary school students.

In March 2008, CDH Xueda Education Limited (“CDH Xueda Education”) and Beijing Century Hui Ce Investment Consultancy Co., Ltd (“Century Hui Ce”), a company owned by three individual investors, subscribed for convertible redeemable preferred share interests in Xueda Technology, which represented 23.16% and 10.17%, respectively, of the total equity interest on an as converted basis, with cash of $2,269 and $996, respectively.

The equity interest structure of Xueda Technology had been as follows since the incorporation of Xueda Technology till CDH Xueda Education and Century Hui Ce becoming investors:

Percentage
Beneficial owners	of ownership
%

Rubin Li	33.00
Xin Jin	38.00
Jinbo Yao	22.00
Changyong Zhu	4.00
Qiang Deng	3.00

Total	100.00

Upon the investments of CDH Xueda Education and Century Hui Ce, the equity interest structure of Xueda Technology was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%

Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16

Total	100.00	100.00

On April 24, 2009, Xueda Education Group (the “Company”) was incorporated in the Cayman Islands to be the holding company of the Group. The individual ordinary shareholders subscribed for 100% of the ordinary shares of the Company issued and outstanding, and CDH Xueda Education and Century Hui Ce subscribed for convertible redeemable preferred shares, all in the same proportions as they held in Xueda Technology.

The equity structure of the Company was therefore identical with that of Xueda Technology upon the incorporation of the Company and was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%

Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16

Total	100.00	100.00

The Company subsequently incorporated two wholly owned holding subsidiaries, China Xueda Corporation Limited (“Xueda HK”) in Hong Kong, and Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”) in the PRC.

In July 2009, Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”) was established to carry on the business of Xueda Technology. In August 2009, the Company, through Xuecheng Century, entered into a series of contractual agreements with Xueda Information whereby Xueda Information became a consolidated variable interest entity (“VIE”) of the Company. (See below for a description of the VIE arrangements under which the Company, or its subsidiary, is the primary beneficiary of its consolidated VIE.) From November 2009 to June 2010, all business, assets and liabilities held by Xueda Technology were transferred to Xueda Information.

At the time of concluding the VIE arrangements, the ultimate beneficial shareholders of Xueda Information and Xueda Technology were identical with no shareholder having, before or after the reorganization, a controlling interest.

The Company has therefore accounted for this as a recapitalization with no change in the basis of the assets and liabilities of Xueda Technology and the consolidated financial statements of the Company for the period prior to its incorporation comprise those of Xueda Technology but with the share capital of the Company upon the reorganization event reflected as if it were the historical share capital for all periods presented.

The VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from holding equity interest in PRC education companies. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, Xuecheng Century, the Company’s wholly owned subsidiary in the PRC, as a foreign invested company, may be deemed to be ineligible to engage in education business in the PRC.

The Company therefore conducts substantially all of its activities through the VIE, Xueda Information, and its subsidiaries in the PRC. To provide the Company the ability to receive the majority of the expected residual returns of the VIE and its subsidiaries, Xuecheng Century entered into a series of contractual arrangements with Xueda Information in August 2009.

•                                          Agreements that transfer economic benefits to Xuecheng Century

Exclusive technology consulting and management service agreement

Pursuant to the exclusive consulting and management service agreement between Xueda Information and Xuecheng Century, Xuecheng Century has the exclusive right to provide to Xueda Information consulting services, technical support and training services, including industry and customer research, employee training, IT system maintenance and support, website and network construction and maintenance, and other services. Xuecheng Century is entitled to charge Xueda Information an annual service fee and adjust the service fee rate from time to time according to the amount of services it has provided to Xueda Information. The annual service fee amounts to substantially all of the net income of Xueda Information before the service fee. The terms of the exclusive consulting and management service agreement are 10 years and can be automatically extended for an additional 10 years at Xuecheng Century’s discretion.  In no situation will Xueda Information have the unilateral right to terminate such agreement.

Exclusive purchase right agreement on the equity interest of Xueda Information

Pursuant to the purchase option agreement, Xuecheng Century has the unconditional right to purchase from the nominee shareholders the equity interest in Xueda Information at the lowest amount of consideration permitted by the PRC law when and to the extent that applicable PRC law permits Xuecheng Century to own all or part of such equity interest in Xueda Information.  This agreement is terminated upon the lawful transfer of all equity interests in Xueda Information to Xuecheng Century.

•                                          Agreements that provide Xuecheng Century effective control over Xueda Information

Power of attorney

Pursuant to the power of attorney, the nominee shareholders of Xueda Information each executed an irrevocable power of attorney assigning Xuecheng Century or any person designated by Xuecheng Century as their attorney-in-fact to vote on their behalf on all matters of Xueda Information requiring shareholder approval under PRC laws and regulations and the articles of association of Xueda Information.

The Articles of Incorporation of Xueda Information states that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Xuecheng Century has the ability to exercise effective control over Xueda Information through shareholder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management team of Xueda Information is the same as that of Xuecheng Century. The power of attorneys will remain effective for as long as the nominee shareholders are shareholders of Xueda Information.

Pledge agreement

Pursuant to the equity pledge agreement between Xuecheng Century and the shareholders of Xueda Information, the shareholders of Xueda Information pledged all of their equity interests in Xueda Information to Xuecheng Century to guarantee Xueda Information’s performance of its obligations under the exclusive technology consulting and service agreement. If Xueda Information breaches its contractual obligations under that agreement, Xuecheng Century, as the pledge, will be entitled to certain rights, including the right to sell the pledged equity interests.  The shareholders of Xueda Information agree that, without prior written consent of Xuecheng Century, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Xuecheng Century’s interest. During the term of the equity pledge agreement, Xuecheng Century is entitled to receive all the dividends paid on the pledged equity interests. The pledge agreement has a term of 10 years, and will effective for as long as the exclusive technology consulting and management services agreement are effective.

As a result of these contractual arrangements, Xuecheng Century is the primary beneficiary of Xueda Information, which obtained the business, assets and liabilities from Xueda Technology, and accordingly, the Company has consolidated the financial results of Xueda Technology, Xueda Information and its subsidiaries in the consolidated financial statements for all the periods presented.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for variable interest entities. The amendment effectively replaces the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The new guidance is effective at the start of a reporting entity’s first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The Company adopted the new guidance effective from January 1, 2010. Because the Company, through its subsidiary, has (1) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIE. The Company continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, had no accounting impact.

Risks in relation to the VIE structure

The Company’s ability to control the VIE also depends on the power of attorney the Xuecheng Century has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•                  revoke the business and operating licenses of our PRC subsidiaries or consolidated affiliated entities;

•                  restrict the rights to collect revenues from any of our PRC subsidiaries;

•                  discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or consolidated affiliated entities;

•                  require our PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;

•                  take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

•                  impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

The Group’s tutoring business has been directly operated by (and as a result all of the Group’s revenues have been generated from) the VIE and its subsidiaries. The financial information of the Company’s VIE and VIE’s subsidiaries as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011

Cash and cash equivalents	38,695	50,346
Prepaid expense and other current assets	6,834	15,489
Total current assets	68,671	77,336
Total assets	87,925	113,157
Deferred revenue	86,181	101,404
Total current liabilities	75,124	105,624
Total liabilities	100,144	127,933
Total equity	(12,219)	(14,776)

	For the year ended December 31,
	2009	2010	2011

Net revenues	77,188	155,019	223,379
Net (loss) income	(1,592)	3,550	(2,056)
Net cash provided by operating activities	26,763	35,510	17,355
Net cash used in investing activities	(2,752)	(34,374)	(7,095)
Net cash provided by financing activities	—	353	—
Effects of exchange rate changes	11	1,254	1,391

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations.